Operating expenses (Tables)	12 Months Ended
Dec. 31, 2023
Operating expenses
Cost Of Sales
	2023	2022	2021
	ARS 000	ARS 000	ARS 000

Inventories and biological assets at beginning of each year	73,976,337	11,094,075	13,389,501

Acquisition of biological assets (1)	39,820,532	48,101,462	-

Purchases and operating and forest production expenses for each year:
– Inventory variation	(419,994)	14,780,802	-
– Purchases	31,399,079	34,188,222	37,456,133
– Operating expenses (Note 6.2)	174,401,555	131,863,334	142,023,647
– Transfers to property, plant and equipment, net	(13,217,277)	-	(2,448,293)
– Forest production expenses (Note 6.2)	2,469,707	-	-
– Forest growth and revaluation of biological assets (Note 7.1)	12,658,919	-	-
	207,291,989	180,832,358	177,031,487

Inventories and biological assets at the end of each year	(110,922,414)	(73,976,337)	(11,094,075)
	210,166,444	166,051,558	179,326,913

Operating, Administrative And Selling Expenses
	2023			2022		2021
Accounts	Operating expenses	Forest production expenses	Administrative and selling expenses	Operating expenses	Administrative and selling expenses	Operating expenses	Administrative and selling expenses
	ARS 000		ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Compensation to employees	41,700,159	167,208	13,838,284	26,389,627	9,932,020	26,288,224	9,742,852
Other long-term employee benefits	2,894,147	-	332,620	1,072,843	190,198	1,248,486	266,515
Depreciation of property, plant and equipment	63,605,059	17,398	450,056	48,238,614	-	46,330,005	-
Amortization of intangible assets	6,145,363	-	-	12,334,159	-	18,645,411	-
Purchase of energy and power	1,466,205	-	45	948,672	-	1,170,600	-
Fees and compensation for services	9,273,477	327,121	9,980,007	9,486,361	7,228,242	8,499,454	9,175,464
Maintenance expenses	21,606,026	-	144,348	17,216,231	79,652	22,053,818	560,051
Consumption of materials and spare parts	13,173,185	-	-	7,603,566	-	6,988,271	-
Insurance	9,232,370	2,432	52,461	5,625,912	261,019	7,788,489	216,185
Levies and royalties	4,036,400	-	-	2,303,666	-	2,334,782	-
Taxes and assessments	432,537	1,521	1,714,134	395,394	1,623,511	540,507	2,068,952
Tax on bank account transactions	45,643	-	4,644,198	57,922	3,410,957	55,686	2,587,340
Forest production services	-	1,919,065	2,322	-	-	-	-
Others	790,984	34,962	595,219	190,367	527,649	79,914	566,423
Total	174,401,555	2,469,707	31,753,694	131,863,334	23,253,248	142,023,647	25,183,782